Leases (Schedule of Maturity Analysis of Company's Lease Liabilities) (Details) € in Thousands, $ in Thousands	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 EUR (€)
Disclosure of maturity analysis of operating lease payments [line items]
Lease Liability	€ 20,129
Current maturities of lease liability	4,329	$ 4,900	€ 490	[1]
Long-term lease liability	15,800	$ 17,882	€ 17,299
Less than one year [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Lease Liability	4,329
One to five years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Lease Liability	2,668
More than 5 years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Lease Liability	€ 13,132

[1]	Reclassified